IMPAIRMENT OF LONG-LIVED ASSETS - Reversal or recognition of Impairment loss Generation Segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	R$ 7,203,496
Balance at end of the year	7,169,826	R$ 7,203,496
UTN Angra 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at end of the year	4,508,764
Others
RECOVERABLE VALUE OF LONG-TERM ASSETS
Assets held for sale	(4,384)
Generation
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	7,155,052	13,823,945	R$ 12,200,816
Additions	607,081	920,039	2,375,240
Reversals	(904,212)	(7,294,821)	(752,111)
Assets held for sale	(4,384)	(294,111)
Balance at end of the year	6,853,538	7,155,052	13,823,945
Generation | UTN Angra 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	4,046,642	9,900,353	8,949,393
Additions	462,122	652,576	950,960
Reversals		(6,506,287)
Balance at end of the year	4,508,764	4,046,642	9,900,353
Generation | UTE Santa Cruz
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	731,988	693,560
Additions		38,428	693,560
Reversals	(113,419)
Balance at end of the year	618,569	731,988	693,560
Generation | UHE Samuel
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	306,866	308,846	435,860
Reversals	(219,263)	(1,980)	(127,014)
Balance at end of the year	87,603	306,866	308,846
Generation | UHE Batalha
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	377,005	385,269	407,703
Reversals	(325)	(8,264)	(22,434)
Balance at end of the year	376,680	377,005	385,269
Generation | Candiota Fase B
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	366,298	366,298	356,065
Additions			10,233
Reversals	(45,892)
Balance at end of the year	320,406	366,298	366,298
Generation | UTE Camacari
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	247,263	247,263	270,605
Reversals	(23,231)		(23,342)
Balance at end of the year	224,032	247,263	247,263
Generation | Candiota Fase C
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	68,706	362,631
Additions	115,923		362,631
Reversals		(293,925)
Balance at end of the year	184,629	68,706	362,631
Generation | Casa Nova I
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	345,893	387,396	365,940
Additions			21,456
Reversals		(41,503)
Balance at end of the year	345,893	345,893	387,396
Generation | Elica Chu IX
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		27,159	37,028
Reversals			(9,869)
Assets held for sale		(27,159)
Balance at end of the year			27,159
Generation | Elica Hermenegildo III
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		76,623	145,319
Reversals			(68,696)
Assets held for sale		(76,623)
Balance at end of the year			76,623
Generation | Elica Hermenegildo II
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		97,580	143,029
Reversals			(45,449)
Assets held for sale		(97,580)
Balance at end of the year			97,580
Generation | Elica Hermenegildo I
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		92,749	129,769
Reversals			(37,020)
Assets held for sale		(92,749)
Balance at end of the year			92,749
Generation | Livramento
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	326,698	129,869
Additions	6,508	215,340	129,869
Reversals	(215,340)	(18,511)
Balance at end of the year	117,866	326,698	129,869
Generation | UHE Simplicio
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	198,940	279,515	342,328
Reversals	(198,940)	(80,575)	(62,813)
Balance at end of the year		198,940	279,515
Generation | Others
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	138,753	468,834	374,341
Additions	22,528	13,695	206,531
Reversals	(87,802)	(343,776)	(112,038)
Balance at end of the year	R$ 60,095	R$ 138,753	468,834
Generation | UHE Sao Domingos
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year			44,252
Reversals			(44,252)
Generation | HPP Serra da Mesa
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year			199,184
Reversals			R$ (199,184)